PROMISSORY NOTE	9 Months Ended
Dec. 31, 2021
Promissory Note
PROMISSORY NOTE

NOTE 5 – PROMISSORY NOTE

On October 28, 2021, the Company issued a secured promissory note (the Bridge Note) to Manchester Explorer, L.P. (“Manchester”) that provides the Company with a $3,000,000 revolving credit facility with all amounts being drawn down by the Company thereunder being due and payable, subject to acceleration in the event of a default, on March 15, 2022 (the “Maturity Date”). Interest at the rate of 12% is payable on each drawn down without regard to the draw down date or the date when interest is paid.

The principal amount of the Bridge Note and interest due thereon is payable to Manchester no later than the earlier of: (i) the Maturity Date and (ii) the date on which the Company has received proceeds in excess of $12,000,000 from a transaction or series of related transactions occurring prior to the Maturity Date, which such transactions constitute equity financings or other issuances of the Company’s equity securities. Provided that no Event of Default (as such term is defined in the Bridge Note) has occurred, on any date prior to the Maturity Date, upon no less than three days written notice by the Company specifying the draw amount, Manchester will advance the draw amount to the Company. No draw amount can be in an amount less than $100,000 or exceed an amount equal to $3,000,000 minus the aggregate principal amount outstanding under the Bridge Note at the time of such draw request. If an Event of Default occurs and is continuing, Manchester may declare all of the Bridge Note, including any interest and other amounts due, to be due and payable immediately.

In connection with the issuance of the Note, on October 28, 2021, the Company entered into a Security Agreement with Manchester (the “Security Agreement”) under which the Company granted Manchester a continuing and unconditional first priority security interest in and to any and all of the Company’s property of any kind or description, tangible or intangible, wheresoever located and whether now existing or hereafter arising or acquired.

During the quarter ended December 31, 2021, the Company made draws on the Bridge Note of $1,500,000 and incurred interest charges of $180,000.